UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Quantlab Capital Management, Ltd.
Address:  4200 Montrose Boulevard, Suite 200
Houston, Texas 77006


Form 13F File Number:    28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark F. Hansen
Title:  	Chief Financial Officer
Phone:		(713) 333-5445

Signature, Place, and Date of Signing:


	/s/ Mark F. Hansen	Houston, TX				8/13/2010
	[Signature]		[City, State]				[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Second quarter 2010

Form 13F Information Table Entry Total:		41

Form 13F Information Table Value Total:		$294,203
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- ---- ----

AGNICO EAGLE MINES LTD	COM			008474108	$203		3,341	 	SH		SOLE	NONE	3,341
AMAZON COM INC		COM			023135106	$8,555		78,300	 	SH	CALL	SOLE	NONE	78,300
AMAZON COM INC		COM			023135106	$10,128		92,700	 	SH	PUT	SOLE	NONE	92,700
APPLE INC		COM			037833100	$37,076		147,400	 	SH	CALL	SOLE	NONE	147,400
APPLE INC		COM			037833100	$29,731		118,200	 	SH	PUT	SOLE	NONE	118,200
APPLE INC		COM			037833100	$1,995		7,932	 	SH		SOLE	NONE	7,932
BANCO BILBAO VIZCY ARG	SPONSORED ADR		05946K101	$113		11,000	 	SH		SOLE	NONE	11,000
BERKSHIRE HATHAWAY DEL	CL B NEW		084670702	$542		6,796	 	SH		SOLE	NONE	6,796
CITIGROUP INC		COM			172967101	$239		63,632	 	SH		SOLE	NONE	63,642
FIRST HORIZON NATL CORP	COM			320517105	$235		20,511	 	SH		SOLE	NONE	20,511
GOLDMAN SACHS GROUP INC	COM			38141G104	$19,034		145,000	 	SH	CALL	SOLE	NONE	145,000
GOLDMAN SACHS GROUP INC	COM			38141G104	$20,360		155,100	 	SH	PUT	SOLE	NONE	155,100
GOLDMAN SACHS GROUP INC	COM			38141G104	$575		4,382	 	SH		SOLE	NONE	4,382
GOOGLE INC		CL A			38259P508	$53,705		120,700	 	SH	CALL	SOLE	NONE	120,700
GOOGLE INC		CL A			38259P508	$45,563		102,400	 	SH	PUT	SOLE	NONE	102,400
GOOGLE INC		CL A			38259P508	$8,056		18,105	 	SH		SOLE	NONE	18,105
HUDSON CITY BANCORP	COM			443683107	$147		11,985	 	SH		SOLE	NONE	11,985
INTUITIVE SURGICAL INC	COM NEW			46120E602	$265		840	 	SH		SOLE	NONE	840
ISHARES TR INDEX	RUSSELL 2000		464287655	$3,520		57,600	 	SH	CALL	SOLE	NONE	57,600
ISHARES TR INDEX	RUSSELL 2000		464287655	$6,937		113,500	 	SH	PUT	SOLE	NONE	113,500
ISHARES TR INDEX	RUSSELL 2000		464287655	$1,194		19,535	 	SH		SOLE	NONE	19,535
JPMORGAN CHASE & CO	COM			46625H100	$1,472		40,200	 	SH	CALL	SOLE	NONE	40,200
JPMORGAN CHASE & CO	COM			46625H100	$3,496		95,500	 	SH	PUT	SOLE	NONE	95,500
JPMORGAN CHASE & CO	COM			46625H100	$281		7,680	 	SH		SOLE	NONE	7,680
KNIGHT CAP GROUP INC	CL A COM		499005106	$139		10,108	 	SH		SOLE	NONE	10,108
METROPCS COMMUNICATIONS	COM			591708102	$122		14,940	 	SH		SOLE	NONE	14,940
MOBILE TELESYSTEMS OJSC	SPONSORED ADR		607409109	$205		10,720	 	SH		SOLE	NONE	10,720
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$1,324		31,000	 	SH	CALL	SOLE	NONE	31,000
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$3,208		75,100	 	SH	PUT	SOLE	NONE	75,100
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$480		11,228	 	SH		SOLE	NONE	11,228
PROSHARES TR		PHS SHT OIL&GAS 	74347R222	$605		8,026	 	SH		SOLE	NONE	8,026
PROSHARES TR		ULT R/EST NEW		74347X625	$265		7,419	 	SH		SOLE	NONE	7,419
SPDR GOLD TRUST		GOLD SHS		78463V107	$2,397		19,700	 	SH	CALL	SOLE	NONE	19,700
SPDR GOLD TRUST		GOLD SHS		78463V107	$6,559		53,900	 	SH	PUT	SOLE	NONE	53,900
SPDR GOLD TRUST		GOLD SHS		78463V107	$3,140		25,804	 	SH		SOLE	NONE	25,804
SPDR S&P 500 ETF TR	UNIT SER 1 S&P		78462F103	$11,685		113,200	 	SH	CALL	SOLE	NONE	113,200
SPDR S&P 500 ETF TR	UNIT SER 1 S&P		78462F103	$9,104		88,200	 	SH	PUT	SOLE	NONE	88,200
SPDR S&P 500 ETF TR	UNIT SER 1 S&P		78462F103	$419		4,062	 	SH		SOLE	NONE	4,062
SPDR S&P MIDCAP 400 ETF	UTSER1 S&PDCRP		78467Y107	$775		6,000	 	SH		SOLE	NONE	6,000
SPDR SERIES TRUST	KBW MTG FN ETF		78464A524	$216		9,435	 	SH		SOLE	NONE	9,435
WEATHERFORD INTERNATINL	REG			H27013103	$138		10,477	 	SH		SOLE	NONE	10,477


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